Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy for financial assets and liabilities
	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	$—	$—	$100,467	$100,467
ONDesign Israel Contingent Consideration – Tapeout	$—	$—	$1,817	$1,817
ONDesign Israel Contingent Consideration – Design Win	$—	$—	$2,222	$2,222
City Semi Contingent Consideration – Second Tranche	$—	$—	$980	$980
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
SAFEs	$—	$—	$102,700	$102,700
City Semi Contingent Consideration – First Tranche	$—	$—	$500	$500
City Semi Contingent Consideration – Second Tranche	$—	$—	$900	$900

Schedule of significant unobservable inputs
	As of December 31, 2021	As of December 31, 2020
	Input	Input
Liabilities:
SAFEs
Discount rate	N/A	75%
Constant volatility factor	N/A	40%
Geometric Brownian Motion	N/A	0.98
Warrants
Expected volatility	36.0%	N/A
City Semi Contingent Consideration – First Tranche
Discount rate	N/A	10.3%
City Semi Contingent Consideration – Second Tranche
Discount rate	10.8%	10.3%
ONDesign Israel Contingent consideration – Tapeout
Discount rate	4.37%	N/A
ONDesign Israel Contingent consideration – Design Win
Discount rate	4.37%	N/A
Contingent earn-outs – second milestone
Constant volatility factor	40%	N/A

Schedule of the private placement warrants and public warrant
December 31, 2020
Risk-free rate	1.5%
Volatility factor	54.0%
Geometric Brownian Motion	0.853

Thunder Bridge Acquisition Il, Ltd.[Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy for financial assets and liabilities
Description	Level	March 31, 2021	December 31, 2020
Liabilities:
Public Warrants	1	$37,605,000	$63,738,750
Private Placement Warrants	2	19,808,500	33,443,044

		December 31,
Description	Level	2020	2019
Liabilities:
Private Placement Warrants(1)	2	$33,443,044	$7,862,415
Public Warrants(1)	1	$63,738,750	$15,525,000

Schedule of the private placement warrants and public warrant
Input	August 9, 2019
Risk-free interest rate	1.64%
Expected term (years)	6.72
Expected Volatility	14%
Exercise Price	$11.50
Stock price	$9.50

Schedule of fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of February 13, 2019	$—	$—	$—
Initial Measurement on August 9, 2019	9,175,984	17,250,000	26,425,984
Change in valuation inputs or other assumptions(1)(2)	(1,313,569)	(1,725,000)	(3,038,569)
Fair value as of December 31, 2019	7,862,415	15,525,000	23,387,415
Change in valuation inputs or other assumptions(1)(2)	25,580,629	48,213,750	73,794,379
Fair value as of December 31, 2020	$33,443,044	$63,738,750	$97,181,794